Disclosure of Detailed Information About Trade and Other Receivables and Prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables, before provision	$ 461	$ 348
Less: provision for credit losses	(94)	(111)
Trade receivables, net	367	237
Other receivables	60	12
Prepayments	56	36
Deferred rent	81	77
Less: amortization of deferred rent	(46)	(43)
Less: provision for doubtful deferred rent	(4)	(3)
Prepayments, net	87	67
Trade and other receivables and prepayments, net	514	316
Less: non-current portion:
Prepayments	(18)	(4)
Deferred rent	(19)	(19)
Non-current portion	(37)	(23)
Current portion	$ 477	$ 293